Nationwide(R) VLI
Separate Account-2
December 31, 1999

THE BEST OF AMERICA(R) [LOGO]
     Life Planning Series(R)


                                   '99
                                   ANNUAL REPORT

                                                            [Nationwide(R) LOGO]
                                               Nationwide Life Insurance Company
                                                     Home Office: Columbus, Ohio


VLOB-12-Y(12/99)

                             [Nationwide(R) LOGO]
                      NATIONWIDE LIFE INSURANCE COMPANY
               ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                   [PHOTO]

                             PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the Nationwide VLI Separate Account-2.

During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.


                       /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                February 10, 2000

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Balanced (ACVPBal)
         795,028 shares (cost $6,183,088).................................................................     $  6,193,268
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         1,310,237 shares (cost $14,199,026)..............................................................       19,443,915
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         602,907 shares (cost $4,444,143).................................................................        4,823,253
      American Century VP - American Century VP International (ACVPInt)
         1,980,383 shares (cost $17,427,212)..............................................................       24,754,794
      American Century VP - American Century VP Value (ACVPValue)
         494,054 shares (cost $3,183,580).................................................................        2,939,619
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         496,132 shares (cost $16,849,441)................................................................       19,383,887
      Dreyfus Stock Index Fund (DryStkIx)
         2,927,576 shares (cost $90,937,184)..............................................................      112,565,296
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         197,915 shares (cost $7,452,341).................................................................        7,890,857
      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         111,700 shares (cost $2,578,826).................................................................        2,846,128
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         3,387,044 shares (cost $77,450,139)..............................................................       87,080,913
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         3,224,217 shares (cost $141,002,558).............................................................      177,106,228
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         2,300,605 shares (cost $25,431,881)..............................................................       26,019,837
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         1,124,389 shares (cost $24,103,083)..............................................................       30,853,234
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         1,773,556 shares (cost $28,218,185)..............................................................       33,112,294
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         2,444,413 shares (cost $57,111,827)..............................................................       71,254,625
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         288,757 shares (cost $6,421,936).................................................................        6,684,726
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         101,527 shares (cost $703,568)...................................................................          701,555
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,679,347 shares (cost $42,896,304)..............................................................       43,176,002
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,238,554 shares (cost $13,874,328)..............................................................       13,363,999
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         55,921,557 shares (cost $55,921,557).............................................................       55,921,557
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         311,019 shares (cost $3,169,694).................................................................        3,023,109

                                                                                                                (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


      Nationwide SAT - Small Company Fund (NSATSmCo)
         1,192,188 shares (cost $19,570,277)...........................................................          26,371,195
      Nationwide SAT - Total Return Fund (NSATTotRe)
         5,531,257 shares (cost $88,844,610)...........................................................         104,042,949
      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         833,852 shares (cost $22,437,375).............................................................          31,077,667
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         143,260 shares (cost $2,173,246)..............................................................           2,270,679
      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         372,342 shares (cost $5,060,841)..............................................................           4,929,804
      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,568,835 shares (cost $30,264,190)...........................................................          30,811,928
      Oppenheimer VAF - Bond Fund (OppBdFd)
         1,018,671 shares (cost $12,427,086)...........................................................          11,735,087
      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         1,040,808 shares (cost $22,818,708)...........................................................          34,773,392
      Oppenheimer VAF - Growth Fund (OppGro)
         246,543 shares (cost $10,439,601).............................................................          12,287,705
      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         855,203 shares (cost $13,847,823).............................................................          14,931,853
      Strong Opportunity Fund II, Inc. (StOpp2)
         1,620,714 shares (cost $33,089,344)...........................................................          42,122,346
      Strong VIF - Strong Discovery Fund II (StDisc2)
         605,084 shares (cost $6,549,719)..............................................................           6,885,853
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         456,221 shares (cost $6,079,530)..............................................................           7,468,345
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         254,593 shares (cost $2,789,543)..............................................................           2,721,595
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         711,484 shares (cost $8,097,955)..............................................................          10,145,756
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         391,871 shares (cost $4,137,692)..............................................................           4,294,901
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         412,750 shares (cost $5,453,427)..............................................................           5,105,716
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         818,526 shares (cost $10,822,846).............................................................          13,669,390
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         230,203 shares (cost $3,879,342)..............................................................           4,433,707
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         974,376 shares (cost $17,318,114).............................................................          25,528,664
                                                                                                             --------------
            Total investments..........................................................................       1,144,747,628
   Accounts receivable                                                                                               -
                                                                                                             --------------
            Total assets...............................................................................       1,144,747,628
ACCOUNTS PAYABLE.......................................................................................             132,236
                                                                                                             --------------
CONTRACT OWNERS' EQUITY (NOTE 7).......................................................................     $ 1,144,615,392
                                                                                                             --------------

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                  TOTAL                                           ACVPBal
                                             ---------------------------------------------    -------------------------------
                                                  1999            1998            1997             1999            1998
                                             -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $    14,098,293     11,649,564        9,547,366        104,861           73,602
  Mortality and expense charges
    (note 3)...................                 (7,660,149)     (6,238,523)     (4,642,993)        (43,480)        (38,972)
                                            --------------  --------------  --------------  --------------   -------------
    Net investment activity....                  6,438,144       5,411,041       4,904,373          61,381          34,630
                                            --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                955,670,735     760,513,313     443,749,426         971,140       1,247,480
  Cost of mutual funds sold....               (897,919,980)   (729,684,314)   (409,583,997)     (1,022,836)     (1,152,261)
                                            --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                 57,750,755      30,828,999      34,165,429         (51,696)         95,219
  Change in unrealized gain (loss)
    on investments.............                 93,482,590      26,818,372      31,280,650        (209,153)         37,264
                                            --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments             151,233,345      57,647,371      65,446,079        (260,849)        132,483
                                            --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                 39,898,769      43,742,310      19,594,720         723,542         456,397
                                            --------------  --------------  --------------  --------------   -------------
      Net change in contract owners'
         equity resulting from
         operations........                    197,570,258     106,800,722      89,945,172         524,074         623,510
                                            --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.......                155,876,754     213,764,519     218,381,791         765,352         617,960
  Transfers between funds .....                          -               -               -         (71,304)      1,045,491
  Surrenders...................                (29,241,082)    (20,881,099)    (11,960,967)       (170,759)       (139,847)
  Death benefits (note 4)......                 (5,189,106)     (1,636,729)       (664,672)         (3,696)        (12,665)
  Policy loans (net of repayments)
    (note 5)...................                (16,840,767)    (15,272,227)     (9,898,715)       (109,266)        (97,880)
  Deductions for surrender charges
    (note 2d)..................                 (4,371,271)     (2,374,941)     (1,603,674)        (25,527)        (16,788)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                (46,509,797)    (44,274,845)    (34,553,252)       (273,361)       (164,907)
  Asset charges (note 3):
    MSP contracts .............                   (560,395)       (433,211)       (203,697)         (4,829)         (2,706)
    LSFP contracts ............                   (275,681)       (123,032)        (23,838)           (912)           (769)
                                            --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                 52,888,655     128,768,435     159,472,976         105,698       1,227,889
                                            --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY          250,458,913     235,569,157     249,418,148         629,772       1,851,399
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                894,156,479     658,587,322     409,169,174       5,562,859       3,711,460
                                            --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $ 1,144,615,392     894,156,479     658,587,322       6,192,631       5,562,859
                                            ==============  ==============  ==============  ==============   =============

                                                ACVPBal                       ACVPCapAp
                                             -------------   ---------------------------------------------
                                                  1997            1999            1998            1997
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                     32,123               -               -               -
  Mortality and expense charges
    (note 3)...................                    (27,654)       (108,580)        (82,384)       (104,781)
                                            --------------  --------------  --------------  --------------
    Net investment activity....                      4,469        (108,580)        (82,384)       (104,781)
                                            --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                  2,604,070      22,591,735       5,476,348      32,724,781
  Cost of mutual funds sold....                 (2,212,633)    (21,828,544)     (6,203,432)    (32,719,977)
                                            --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                    391,437         763,191        (727,084)          4,804
  Change in unrealized gain (loss)
    on investments.............                    (79,247)      6,761,369         (95,403)       (649,578)
                                            --------------  --------------  --------------  --------------
    Net gain (loss) on investments                 312,190       7,524,560        (822,487)       (644,774)
                                            --------------  --------------  --------------  --------------
  Reinvested capital gains.....                    126,772               -         626,545         235,181
                                            --------------  --------------  --------------  --------------
      Net change in contract owners'
         equity resulting from
         operations........                        443,431       7,415,980        (278,326)       (514,374)
                                            --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners.......                    560,697       1,955,940       2,567,119       2,396,050
  Transfers between funds .....                    402,250         261,755      (1,460,314)       (731,351)
  Surrenders...................                   (201,818)       (723,035)       (537,440)       (294,647)
  Death benefits (note 4)......                    (18,479)        (23,318)         (1,791)           (279)
  Policy loans (net of repayments)
    (note 5)...................                    (62,819)       (241,323)       (208,014)       (317,723)
  Deductions for surrender charges
    (note 2d)..................                    (27,058)       (108,087)        (63,643)        (39,505)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                    (31,708)       (687,205)       (533,669)       (354,495)
  Asset charges (note 3):
    MSP contracts .............                     (1,148)         (3,806)         (5,721)         (3,748)
    LSFP contracts ............                       (134)         (1,392)         (1,625)           (439)
                                            --------------  --------------  --------------  --------------
      Net equity transactions..                    619,783         429,529        (245,098)        653,863
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY            1,063,214       7,845,509        (523,424)        139,489
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  2,648,246      11,594,653      12,118,077      11,978,588
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD            3,711,460      19,440,162      11,594,653      12,118,077
                                            ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                   ACVPIncGr                                         ACVPInt
                                              ---------------------------------------------    -------------------------------
                                                    1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $            655           7,293               -               -          48,574
  Mortality and expense charges
    (note 3)...................                     (27,101)         (7,590)              -        (123,973)       (100,304)
                                             --------------  --------------  --------------  --------------   -------------
    Net investment activity....                     (26,446)           (297)              -        (123,973)        (51,730)
                                             --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   4,520,179         579,403               -      25,003,227      26,953,998
  Cost of mutual funds sold....                  (4,059,023)       (585,659)              -     (22,517,439)    (26,717,868)
                                             --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                     461,156          (6,256)              -       2,485,788         236,130
  Change in unrealized gain (loss)
    on investments.............                     247,602         131,508               -       6,850,984         538,699
                                             --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                  708,758         125,252               -       9,336,772         774,829
                                             --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                           -               -               -               -         498,647
                                             --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                   682,312         124,955               -       9,212,799       1,221,746
                                             --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                    482,154         115,227               -       1,793,620       1,075,296
  Transfers between funds .....                   2,244,545       1,333,797               -       1,521,029       5,394,451
  Surrenders...................                     (56,332)         (9,343)              -        (363,715)        (91,333)
  Death benefits (note 4)......                           -              (1)              -         (15,489)        (11,988)
  Policy loans (net of repayments)
    (note 5)...................                      49,802          (3,122)              -        (508,785)        (25,253)
  Deductions for surrender charges
    (note 2d)..................                      (8,421)           (970)              -         (54,372)         (7,357)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                    (109,013)        (14,226)              -        (578,192)       (371,602)
  Asset charges (note 3):
    MSP contracts .............                      (3,326)           (527)              -          (9,808)         (6,965)
    LSFP contracts ............                      (4,278)           (150)              -          (5,962)         (1,978)
                                             --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                   2,595,131       1,420,685               -       1,778,326       5,953,271
                                             --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             3,277,443       1,545,640               -      10,991,125       7,175,017
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                   1,545,640               -               -      13,761,213       6,586,196
                                             --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $      4,823,083       1,545,640               -      24,752,338      13,761,213
                                             ==============  ==============  ==============  ==============   =============


                                              ACVPInt                           ACVPValue
                                           --------------   ---------------------------------------------
                                                  1997            1999            1998            1997
                                            -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                    39,611          26,285          14,238           1,245
  Mortality and expense charges
    (note 3)...................                   (43,589)        (20,993)        (19,998)         (7,498)
                                           --------------  --------------  --------------  --------------
    Net investment activity....                    (3,978)          5,292          (5,760)         (6,253)
                                           --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                12,528,472      10,125,505       3,978,821       2,118,031
  Cost of mutual funds sold....               (11,671,277)    (10,140,086)     (4,072,379)     (1,966,550)
                                           --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                   857,195         (14,581)        (93,558)        151,481
  Change in unrealized gain (loss)
    on investments.............                  (221,309)       (279,501)          7,367          28,166
                                           --------------  --------------  --------------  --------------
    Net gain (loss) on investments                635,886        (294,082)        (86,191)        179,647
                                           --------------  --------------  --------------  --------------
  Reinvested capital gains.....                    76,392         249,026         169,984           2,540
                                           --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                 708,300         (39,764)         78,033         175,934
                                           --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                  827,281         536,794         402,104         111,600
  Transfers between funds .....                 1,897,413         (10,220)        705,143       1,429,037
  Surrenders...................                   (37,650)        (44,773)        (64,948)         (4,196)
  Death benefits (note 4)......                         -         (18,972)             (2)              -
  Policy loans (net of repayments)
    (note 5)...................                  (123,364)        (46,175)        (39,222)         (2,706)
  Deductions for surrender charges
    (note 2d)..................                    (5,048)         (6,693)         (5,005)           (563)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                  (116,507)       (138,847)        (76,187)         (2,525)
  Asset charges (note 3):
    MSP contracts .............                    (2,038)         (3,246)         (1,389)           (531)
    LSFP contracts ............                      (238)         (1,972)           (394)            (62)
                                           --------------  --------------  --------------  --------------
      Net equity transactions..                 2,439,849         265,896         920,100       1,530,054
                                           --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY           3,148,149         226,132         998,133       1,705,988
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 3,438,047       2,713,250       1,715,117           9,129
                                           --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD           6,586,196       2,939,382       2,713,250       1,715,117
                                           ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997


                                                             DrySRGro                                         DryStkix
                                             ----------------------------------------------   --------------------------------
                                                    1999            1998            1997             1999            1998
                                             --------------  --------------  --------------   --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........ $                     2,403          18,491          24,764       1,066,045         840,788
  Mortality and expense charges
    (note 3)...................                    (114,846)        (76,955)        (44,201)       (719,164)       (508,329)
                                             --------------  --------------  --------------  --------------   -------------
    Net investment activity....                    (112,443)        (58,464)        (19,437)        346,881         332,459
                                             --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                  17,180,969      30,530,607       6,036,906      20,339,759      34,044,658
  Cost of mutual funds sold....                 (15,391,528)    (29,068,944)     (5,411,329)    (15,264,747)    (26,882,152)
                                             --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                   1,789,441       1,461,663         625,577       5,075,012       7,162,506
  Change in unrealized gain (loss)
    on investments.............                   1,688,692         619,023         301,151      11,113,462       6,892,116
                                             --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                3,478,133       2,080,686         926,728      16,188,474      14,054,622
                                             --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                     646,972         429,304         192,785         920,361         156,109
                                             --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                 4,012,662       2,451,526       1,100,076      17,455,716      14,543,190
                                             --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                  2,602,017       2,646,682       1,226,366      13,344,420       8,792,308
  Transfers between funds .....                   2,581,796       1,547,337       2,303,963      11,928,413      15,454,943
  Surrenders...................                    (387,508)       (808,738)       (145,994)     (2,827,148)       (489,388)
  Death benefits (note 4)......                     (31,507)         (3,645)         (6,412)       (157,295)       (395,851)
  Policy loans (net of repayments)
    (note 5)...................                    (488,829)       (431,011)       (107,480)     (1,610,756)       (500,204)
  Deductions for surrender charges
    (note 2d)..................                     (57,929)       (101,807)        (19,574)       (422,632)        (44,357)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                    (879,312)       (448,348)        (82,935)     (4,097,507)     (2,263,707)
  Asset charges (note 3):
    MSP contracts .............                      (7,129)         (5,343)         (2,232)        (54,699)        (35,299)
    LSFP contracts ............                      (5,332)         (1,518)           (261)        (48,577)        (10,025)
                                             --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                   3,326,267       2,393,609       3,165,441      16,054,219      20,508,420
                                             --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             7,338,929       4,845,135       4,265,517      33,509,935      35,051,610
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  12,060,375       7,215,240       2,949,723      79,041,506      43,989,896
                                             --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $     19,399,304      12,060,375       7,215,240     112,551,441      79,041,506
                                             ==============  ==============  ==============  ==============   =============



                                                DryStkix                          DryCapAp
                                            --------------   ---------------------------------------------
                                                   1997            1999            1998            1997
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $       488,743          43,739          24,846           4,780
  Mortality and expense charges
    (note 3)...................                   (258,618)        (57,406)        (27,124)         (1,877)
                                            --------------  --------------  --------------  --------------
    Net investment activity....                    230,125         (13,667)         (2,278)          2,903
                                            --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                 12,995,115       6,550,844      20,319,146       3,153,711
  Cost of mutual funds sold....                (10,012,154)     (6,135,399)    (19,666,415)     (3,172,025)
                                            --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                  2,982,961         415,445         652,731         (18,314)
  Change in unrealized gain (loss)
    on investments.............                  2,734,985         269,060         173,020          (3,579)
                                            --------------  --------------  --------------  --------------
    Net gain (loss) on investments               5,717,946         684,505         825,751         (21,893)
                                            --------------  --------------  --------------  --------------
  Reinvested capital gains.....                  1,196,951          29,215           1,151             400
                                            --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                7,145,022         700,053         824,624         (18,590)
                                            --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                 6,007,824       1,147,358         502,552          26,933
  Transfers between funds .....                 16,661,441       2,166,937       3,058,005         425,397
  Surrenders...................                   (380,643)       (296,009)        (44,456)         (1,058)
  Death benefits (note 4)......                    (33,328)        (13,006)             (4)              -
  Policy loans (net of repayments)
    (note 5)...................                   (210,457)       (134,352)        (18,317)            (33)
  Deductions for surrender charges
    (note 2d)..................                    (51,035)        (44,251)         (5,020)           (142)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                   (618,664)       (299,558)        (77,478)           (762)
  Asset charges (note 3):
    MSP contracts .............                    (13,606)         (3,070)         (1,883)           (133)
    LSFP contracts ............                     (1,592)         (2,988)           (535)            (16)
                                            --------------  --------------  --------------  --------------
      Net equity transactions..                 21,359,940       2,521,061       3,412,864         450,186
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY           28,504,962       3,221,114       4,237,488         431,596
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 15,484,934       4,669,084         431,596               -
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $    43,989,896       7,890,198       4,669,084         431,596
                                            ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                  DryGrInc                                FidVIPEi
                                                ---------------------------------------------    ------------------------------
                                                    1999            1998            1997             1999            1998
                                                -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $          16,508          17,968           8,082       1,233,625         997,915
  Mortality and expense charges
    (note 3)...................                      (15,950)        (15,042)         (5,230)       (714,035)       (614,949)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                          558           2,926           2,852         519,590         382,966
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                    1,753,038       2,469,056       2,254,831      21,969,547       6,996,930
  Cost of mutual funds sold....                   (1,678,061)     (2,437,658)     (2,197,145)    (15,562,997)     (4,750,633)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                       74,977          31,398          57,686       6,406,550       2,246,297
  Change in unrealized gain (loss)
    on investments.............                      230,049         115,375         (78,166)     (5,267,170)      1,497,328
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                   305,026         146,773         (20,480)      1,139,380       3,743,625
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                       87,323          29,897          70,270       2,726,961       3,551,403
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                    392,907         179,596          52,642       4,385,931       7,677,994
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
          from contract owners.......                430,878       1,960,370         186,196      10,203,955      10,207,531
  Transfers between funds .....                       18,919         533,213         972,727      (3,247,107)      2,383,113
  Surrenders...................                      (34,300)       (701,730)         (2,948)     (2,431,139)       (904,020)
  Death benefits (note 4)......                      (18,064)             (2)              -        (137,938)        (80,375)
  Policy loans (net of repayments)
    (note 5)...................                      (18,736)       (801,908)         (3,749)     (1,117,875)       (597,978)
  Deductions for surrender charges
    (note 2d)..................                       (5,128)        (90,325)           (395)       (363,433)        (83,892)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (129,582)        (66,760)         (1,204)     (3,725,075)     (4,711,838)
  Asset charges (note 3):
    MSP contracts .............                       (3,346)         (1,044)           (372)        (46,610)        (42,703)
    LSFP contracts ............                       (1,645)           (297)            (44)        (17,059)        (12,127)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                      238,996         831,517       1,150,211        (882,281)      6,157,711
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                631,903       1,011,113       1,202,853       3,503,650      13,835,705
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    2,213,966       1,202,853               -      83,564,278      69,728,573
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $       2,845,869       2,213,966       1,202,853      87,067,928      83,564,278
                                              ==============  ==============  ==============  ==============   =============



                                                FidVIPEi                         FidVIPGr
                                              -------------   ---------------------------------------------
                                                   1997            1999            1998            1997
                                              -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $        783,723         215,538         398,089         370,457
  Mortality and expense charges
    (note 3)...................                    (498,094)     (1,145,435)       (759,610)       (560,322)
                                             --------------  --------------  --------------  --------------
    Net investment activity....                     285,629        (929,897)       (361,521)       (189,865)
                                             --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                   6,293,311      91,394,903      85,473,779      46,683,280
  Cost of mutual funds sold....                  (4,356,281)    (75,684,409)    (75,903,979)    (40,913,295)
                                             --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                   1,937,030      15,710,494       9,569,800       5,769,985
  Change in unrealized gain (loss)
    on investments.............                   7,168,421      17,198,414      10,952,975       5,352,235
                                             --------------  --------------  --------------  --------------
    Net gain (loss) on investments                9,105,451      32,908,908      20,522,775      11,122,220
                                             --------------  --------------  --------------  --------------
  Reinvested capital gains.....                   3,940,387      13,551,946      10,413,177       1,658,235
                                             --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                13,331,467      45,530,957      30,574,431      12,590,590
                                             --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
          from contract owners.......            11,073,470      15,418,413      11,800,595      12,214,633
  Transfers between funds .....                   7,046,924      13,284,488       6,611,922       1,631,518
  Surrenders...................                  (1,110,322)     (3,962,266)     (1,541,170)     (1,311,193)
  Death benefits (note 4)......                     (73,247)       (299,356)        (54,733)        (86,298)
  Policy loans (net of repayments)
    (note 5)...................                    (781,383)     (3,173,351)       (593,726)       (970,109)
  Deductions for surrender charges
    (note 2d)..................                    (148,867)       (592,322)       (161,482)       (175,799)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                  (4,404,162)     (6,220,078)     (4,387,847)     (2,800,521)
  Asset charges (note 3):
    MSP contracts .............                     (21,566)        (50,059)        (52,749)        (23,186)
    LSFP contracts ............                      (2,524)        (23,234)        (14,980)         (2,713)
                                             --------------  --------------  --------------  --------------
      Net equity transactions..                  11,578,323      14,382,235      11,605,830       8,476,332
                                             --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY            24,909,790      59,913,192      42,180,261      21,066,922
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  44,818,783     117,142,759      74,962,498      53,895,576
                                             --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $     69,728,573     177,055,951     117,142,759      74,962,498
                                             ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                             FidVIPHi                                         FidVIPOv
                                             ---------------------------------------------    --------------------------------
                                                   1999            1998            1997             1999            1998
                                             -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........          $        2,570,090       1,930,736       1,246,428         332,184         372,727
  Mortality and expense charges
    (note 3)...................                    (197,828)       (211,621)       (183,573)       (199,894)       (167,806)
                                             --------------  --------------  --------------  --------------   -------------
    Net investment activity....                   2,372,262       1,719,115       1,062,855         132,290         204,921
                                             --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                  29,571,691      16,168,581      10,300,446      34,092,869      23,614,905
  Cost of mutual funds sold....                 (32,450,313)    (16,734,695)     (9,520,272)    (31,976,653)    (22,518,443)
                                             --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                  (2,878,622)       (566,114)        780,174       2,116,216       1,096,462
  Change in unrealized gain (loss)
    on investments.............                   2,437,032      (3,958,695)      1,203,652       6,394,423           2,343
                                             --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 (441,590)     (4,524,809)      1,983,826       8,510,639       1,098,805
                                             --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                      96,078       1,226,822         154,053         535,780       1,098,564
                                             --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations........                   2,026,750      (1,578,872)      3,200,734       9,178,709       2,402,290
                                             --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
      from contract owners.....                   3,767,754       5,333,328       6,155,268       2,603,811       3,170,855
  Transfers between funds .....                  (4,726,508)      1,830,834       2,316,320      (1,140,865)       (323,986)
  Surrenders...................                    (711,931)       (481,342)       (255,542)       (511,027)       (367,369)
  Death benefits (note 4)......                     (83,542)         (9,509)        (22,399)        (42,803)        (33,198)
  Policy loans (net of repayments)
    (note 5)...................                    (257,597)       (379,699)       (282,232)       (436,230)       (393,533)
  Deductions for surrender charges
    (note 2d)..................                    (106,427)        (54,547)        (34,262)        (76,394)        (41,687)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                  (1,219,918)     (2,449,174)     (2,961,119)       (936,056)     (1,268,155)
  Asset charges (note 3):
    MSP contracts .............                     (29,175)        (14,696)         (7,782)         (9,310)        (11,653)
    LSFP contracts ............                      (7,937)         (4,173)           (911)         (4,398)         (3,309)
                                             --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                  (3,375,281)      3,771,022       4,907,341        (553,272)        727,965
                                             --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY            (1,348,531)      2,192,150       8,108,075       8,625,437       3,130,255
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  27,354,464      25,162,314      17,054,239      22,223,409      19,093,154
                                             --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $     26,005,933      27,354,464      25,162,314      30,848,846      22,223,409
                                             ==============  ==============  ==============  ==============   =============

                                               FidVIPOv                        FidVIPAM
                                             ------------   ---------------------------------------------
                                                  1997            1999            1998            1997
                                             ------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $       285,975       1,040,155         894,977         787,310
  Mortality and expense charges
    (note 3)...................                   (153,477)       (270,444)       (239,207)       (219,940)
                                             -------------  --------------  --------------  --------------
    Net investment activity....                    132,498         769,711         655,770         567,370
                                             -------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                 13,404,627       4,829,331       3,554,904       2,514,749
  Cost of mutual funds sold....                (11,354,404)     (3,813,802)     (2,948,897)     (2,201,452)
                                             -------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                  2,050,223       1,015,529         606,007         313,297
  Change in unrealized gain (loss)
    on investments.............                 (1,243,832)         26,818          28,492       1,651,903
                                             -------------  --------------  --------------  --------------
    Net gain (loss) on investments                 806,391       1,042,347         634,499       1,965,200
                                             -------------  --------------  --------------  --------------
  Reinvested capital gains.....                  1,135,234       1,317,530       2,684,931       1,974,948
                                             -------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........                  2,074,123       3,129,588       3,975,200       4,507,518
                                             -------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
      from contract owners.....                  3,466,918       2,909,351       2,483,246       2,672,468
  Transfers between funds .....                   (393,971)     (2,311,042)        115,769         284,292
  Surrenders...................                   (496,949)       (832,733)     (1,327,378)       (659,510)
  Death benefits (note 4)......                    (56,932)        (42,640)        (17,947)        (43,658)
  Policy loans (net of repayments)
    (note 5)...................                   (309,770)       (659,859)       (195,419)       (323,969)
  Deductions for surrender charges
    (note 2d)..................                    (66,629)       (124,486)       (149,118)        (88,424)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                 (1,319,172)     (1,199,744)       (874,287)       (389,701)
  Asset charges (note 3):
    MSP contracts .............                     (5,905)        (11,668)        (16,611)         (8,742)
    LSFP contracts ............                       (691)         (2,332)         (4,717)         (1,023)
                                             -------------  --------------  --------------  --------------
      Net equity transactions..                    816,899      (2,275,153)         13,538       1,441,733
                                             -------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY            2,891,022         854,435       3,988,738       5,949,251
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 16,202,132      32,253,287      28,264,549      22,315,298
                                             -------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD           19,093,154      33,107,722      32,253,287      28,264,549
                                             =============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 FidVIPCon                                       FidVIPGrOp
                                               ----------------------------------------------        ---------------------------
                                                     1999            1998            1997             1999            1998
                                               --------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $          261,343         208,958         131,312          58,964          20,203
  Mortality and expense charges
    (note 3)...................                      (460,248)       (316,241)       (184,659)        (47,088)        (35,749)
                                               --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (198,905)       (107,283)        (53,347)         11,876         (15,546)
                                               --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                    25,340,625       5,270,262       2,972,056       3,165,507       6,596,939
  Cost of mutual funds sold....                   (16,733,032)     (3,518,595)     (2,266,444)     (2,711,647)     (6,370,749)
                                               --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                     8,607,593       1,751,667         705,612         453,860         226,190
  Change in unrealized gain (loss)
    on investments.............                     2,632,252       6,821,820       3,432,249        (343,328)        577,416
                                               --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 11,239,845       8,573,487       4,137,861         110,532         803,606
                                               --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                     1,916,516       1,537,336         347,039         110,237          70,230
                                               --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                  12,957,456      10,003,540       4,431,553         232,645         858,290
                                               --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                    8,483,644       7,814,633       4,330,090       1,132,717       3,299,608
  Transfers between funds .....                     5,291,011       7,442,220       7,341,211          12,561       3,732,648
  Surrenders...................                    (1,395,137)     (1,418,496)       (274,806)       (135,968)     (1,598,688)
  Death benefits (note 4)......                      (199,019)       (122,001)        (39,015)        (53,293)         (9,225)
  Policy loans (net of repayments)
    (note 5)...................                      (834,500)     (1,095,851)       (292,640)        (44,200)     (1,157,827)
  Deductions for surrender charges
    (note 2d)..................                      (208,560)       (175,050)        (36,845)        (20,326)       (205,666)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                    (2,643,787)     (1,378,370)       (300,404)       (320,411)       (136,692)
  Asset charges (note 3):
    MSP contracts .............                       (36,244)        (21,960)         (8,910)         (5,191)         (2,482)
    LSFP contracts ............                       (18,084)         (6,237)         (1,043)         (2,905)           (705)
                                               --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                     8,439,324      11,038,888      10,717,638         562,984       3,920,971
                                               --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              21,396,780      21,042,428      15,149,191         795,629       4,779,261
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    49,850,235      28,807,807      13,658,616       5,888,280       1,109,019
                                               --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $       71,247,015      49,850,235      28,807,807       6,683,909       5,888,280
                                               ==============  ==============  ==============  ==============   =============

                                                 FidVIPGrOp                              MSEmMkt
                                               ---------------       -----------------------------------------
                                                      1997            1999            1998            1997
                                                 -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........            $                 -          84,322          37,885          11,378
  Mortality and expense charges
    (note 3)...................                         (4,822)         (3,195)         (2,400)         (1,095)
                                                --------------  --------------  --------------  --------------
    Net investment activity....                         (4,822)         81,127          35,485          10,283
                                                --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                      1,418,908       1,067,995       2,208,004       1,348,011
  Cost of mutual funds sold....                     (1,383,237)     (1,041,803)     (2,302,818)     (1,367,276)
                                                --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                         35,671          26,192         (94,814)        (19,265)
  Change in unrealized gain (loss)
    on investments.............                         28,661          29,379         (33,784)          2,383
                                                --------------  --------------  --------------  --------------
    Net gain (loss) on investments                      64,332          55,571        (128,598)        (16,882)
                                                --------------  --------------  --------------  --------------
  Reinvested capital gains.....                              -               -               -           4,938
                                                --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                       59,510         136,698         (93,113)         (1,661)
                                                --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                        43,645         106,804         398,199          10,188
  Transfers between funds .....                      1,013,974         158,219         133,381         247,359
  Surrenders...................                         (2,852)         (6,693)       (214,691)           (617)
  Death benefits (note 4)......                              -               -              (9)              -
  Policy loans (net of repayments)
    (note 5)...................                         (2,231)         (7,238)        (92,787)         (2,742)
  Deductions for surrender charges
    (note 2d)..................                           (382)         (1,001)        (27,689)            (83)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                         (2,262)        (24,247)        (14,797)           (471)
  Asset charges (note 3):
    MSP contracts .............                           (343)           (425)           (167)            (78)
    LSFP contracts ............                            (40)           (885)            (47)             (9)
                                                --------------  --------------  --------------  --------------
      Net equity transactions..                      1,049,509         224,534         181,393         253,547
                                                --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                1,109,019         361,232          88,280         251,886
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                              -         340,166         251,886               -
                                                --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $         1,109,019         701,398         340,166         251,886
                                                ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 NSATCapAp                                        NSATGvtBd
                                              ---------------------------------------------    -----------------------------
                                                   1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $      277,922         246,198         157,773         787,049         635,908
  Mortality and expense charges
    (note 3)...................                     (323,069)       (258,178)       (130,365)       (121,678)       (111,282)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (45,147)        (11,980)         27,408         665,371         524,626
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   14,859,491      41,145,976      22,800,149      29,946,083      43,945,372
  Cost of mutual funds sold....                  (13,314,168)    (37,562,739)    (19,539,881)    (30,797,415)    (43,540,184)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                    1,545,323       3,583,237       3,260,268        (851,332)        405,188
  Change in unrealized gain (loss)
    on investments.............                   (2,937,651)      2,897,785          41,944        (301,600)       (159,490)
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                (1,392,328)      6,481,022       3,302,212      (1,152,932)        245,698
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                    2,820,485       1,139,693         463,551          25,753          67,018
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                  1,383,010       7,608,735       3,793,171        (461,808)        837,342
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   6,414,922       4,921,929       2,643,340         755,607       1,866,413
  Transfers between funds .....                     (902,464)      9,212,515       8,096,052         381,498       3,757,206
  Surrenders...................                   (1,464,698)       (339,981)       (225,077)       (310,304)       (140,551)
  Death benefits (note 4)......                      (26,646)        (12,217)         (5,534)         (3,017)        (50,211)
  Policy loans (net of repayments)
    (note 5)...................                     (839,186)       (247,383)       (353,707)       (495,291)       (220,482)
  Deductions for surrender charges
    (note 2d)..................                     (218,959)        (30,979)        (30,177)        (46,387)        (15,200)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                   (2,416,248)     (1,558,711)       (385,883)       (500,735)       (989,812)
  Asset charges (note 3):
    MSP contracts .............                      (26,238)        (17,928)         (6,728)        (13,045)         (7,727)
    LSFP contracts ............                      (15,764)         (5,092)           (787)         (2,382)         (2,195)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                      504,719      11,922,153       9,731,499        (234,056)      4,197,441
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              1,887,729      19,530,888      13,524,670        (695,864)      5,034,783
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                   41,283,344      21,752,456       8,227,786      14,057,773       9,022,990
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   43,171,073      41,283,344      21,752,456      13,361,909      14,057,773
                                              ==============  ==============  ==============  ==============   =============

                                                NSATGvtBd                     NSATMyMkt
                                             -------------   ---------------------------------------------
                                                  1997            1999            1998            1997
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........              $      492,781       2,607,883       2,517,296       2,001,810
  Mortality and expense charges
    (note 3)...................                     (68,282)       (415,133)       (414,977)       (359,665)
                                             --------------  --------------  --------------  --------------
    Net investment activity....                     424,499       2,192,750       2,102,319       1,642,145
                                             --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                  10,818,170     257,299,024     213,040,345     122,915,553
  Cost of mutual funds sold....                 (10,417,945)   (257,299,024)   (213,040,345)   (122,915,553)
                                             --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                     400,225               -               -               -
  Change in unrealized gain (loss)
    on investments.............                    (140,391)              -               -               -
                                             --------------  --------------  --------------  --------------
    Net gain (loss) on investments                  259,834               -               -               -
                                             --------------  --------------  --------------  --------------
  Reinvested capital gains.....                           -               -               -               -
                                             --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                   684,333       2,192,750       2,102,319       1,642,145
                                             --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                  1,870,588      33,970,462      87,844,599     117,478,803
  Transfers between funds .....                   1,527,412     (20,060,327)    (81,357,019)   (103,571,498)
  Surrenders...................                    (132,876)     (2,949,962)     (1,151,432)     (2,413,548)
  Death benefits (note 4)......                      (6,196)     (1,748,315)         (5,841)        (37,820)
  Policy loans (net of repayments)
    (note 5)...................                    (245,452)        257,119        (233,125)     (1,758,491)
  Deductions for surrender charges
    (note 2d)..................                     (17,815)       (440,992)       (117,086)       (323,598)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                  (1,333,897)     (2,710,844)     (3,968,229)     (4,837,509)
  Asset charges (note 3):
    MSP contracts .............                      (2,790)        (55,122)        (28,816)        (13,745)
    LSFP contracts ............                        (327)        (32,642)         (8,184)         (1,608)
                                             --------------  --------------  --------------  --------------
      Net equity transactions..                   1,658,647       6,229,377         974,867       4,520,986
                                             --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             2,342,980       8,422,127       3,077,186       6,163,131
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                   6,680,010      47,514,985      44,437,799      38,274,668
                                             --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $      9,022,990      55,937,112      47,514,985      44,437,799
                                             ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 NSATSmCapV                                        NSATSmCo
                                              ---------------------------------------------    -----------------------------
                                                    1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $            -               -               -               -               -
  Mortality and expense charges
    (note 3)...................                      (12,857)         (3,508)              -        (133,984)       (115,584)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (12,857)         (3,508)              -        (133,984)       (115,584)
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   38,165,993       1,549,129               -      12,258,303      12,262,712
  Cost of mutual funds sold....                  (37,730,603)     (1,489,413)              -     (11,935,965)    (13,098,101)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                      435,390          59,716               -         322,338        (835,389)
  Change in unrealized gain (loss)
    on investments.............                     (178,227)         31,642               -       6,521,648       1,062,670
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                   257,163          91,358               -       6,843,986         227,281
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                      463,979               -               -       1,017,362               -
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                    708,285          87,850               -       7,727,364         111,697
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                     205,584         495,836               -       3,047,229       2,534,601
  Transfers between funds .....                    1,364,159         742,114               -         108,189       2,008,259
  Surrenders...................                       (9,301)       (342,834)              -        (506,958)       (175,480)
  Death benefits (note 4)......                            -              (1)              -         (58,447)        (24,329)
  Policy loans (net of repayments)
    (note 5)...................                      (17,764)        (92,219)              -        (304,105)       (112,094)
  Deductions for surrender charges
    (note 2d)..................                       (1,390)        (44,169)              -         (75,786)        (19,078)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                      (60,914)         (5,642)              -      (1,042,927)       (497,764)
  Asset charges (note 3):
    MSP contracts .............                       (3,844)           (244)              -         (14,377)         (8,027)
    LSFP contracts ............                       (2,270)            (69)              -          (6,706)         (2,279)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                    1,474,260         752,772               -       1,146,112       3,703,809
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              2,182,545         840,622               -       8,873,476       3,815,506
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                      840,622               -               -      17,495,277      13,679,771
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $    3,023,167         840,622               -      26,368,753      17,495,277
                                              ==============  ==============  ==============  ==============   =============

                                                  NSATSmCo                       NSATTotRe
                                              -------------   ----------------------------------------------
                                                    1997            1999            1998            1997
                                              -------------   -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $            -         663,979         923,892         906,286
  Mortality and expense charges
    (note 3)...................                     (251,559)       (774,887)       (673,496)       (342,466)
                                              --------------  --------------  --------------  --------------
    Net investment activity....                     (251,559)       (110,908)        250,396         563,820
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                   16,417,304       7,683,042      17,758,523       7,806,204
  Cost of mutual funds sold....                  (14,437,205)     (4,796,181)    (10,907,631)     (5,268,505)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                    1,980,099       2,886,861       6,850,892       2,537,699
  Change in unrealized gain (loss)
    on investments.............                     (943,075)       (615,625)      2,647,189       8,597,412
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                 1,037,024       2,271,236       9,498,081      11,135,111
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains.....                      371,914       3,857,973       3,859,922       2,381,668
                                              --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                  1,157,379       6,018,301      13,608,399      14,080,599
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   2,031,832      14,477,695      18,994,728      21,089,542
  Transfers between funds .....                    5,027,832      (3,544,992)      6,079,393      12,507,830
  Surrenders...................                     (161,763)     (2,714,451)     (1,330,528)       (993,966)
  Death benefits (note 4)......                      (40,234)       (233,861)       (120,757)        (73,080)
  Policy loans (net of repayments)
    (note 5)...................                     (171,323)     (2,351,544)       (809,785)     (1,397,247)
  Deductions for surrender charges
    (note 2d)..................                      (21,689)       (405,785)       (122,860)       (133,267)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                      (47,754)     (6,266,041)    (11,763,303)    (12,793,173)
  Asset charges (note 3):
    MSP contracts .............                       (4,231)        (46,751)        (46,769)        (23,085)
    LSFP contracts ............                         (495)        (17,691)        (13,282)         (2,702)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                    6,612,175      (1,103,421)     10,866,837      18,180,852
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              7,769,554       4,914,880      24,475,236      32,261,451
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    5,910,217      99,115,362      74,640,126      42,378,675
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   13,679,771     104,030,242      99,115,362      74,640,126
                                              ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                  NBAMTGro                                        NBAMTGuard
                                               ---------------------------------------------    -----------------------------
                                                    1999            1998            1997             1999            1998
                                               -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                $           -               -               -           4,569               -
  Mortality and expense charges
    (note 3)...................                     (183,268)       (153,887)       (131,622)        (12,787)         (4,780)
                                               -------------  --------------  --------------  --------------   -------------
    Net investment activity....                     (183,268)       (153,887)       (131,622)         (8,218)         (4,780)
                                               -------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   90,781,328      28,296,554      11,391,328       8,197,327       1,186,919
  Cost of mutual funds sold....                  (88,544,143)    (30,054,251)    (10,218,717)     (8,110,096)     (1,243,303)
                                               -------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                    2,237,185      (1,757,697)      1,172,611          87,231         (56,384)
  Change in unrealized gain (loss)
    on investments.............                    7,073,105         273,491       1,144,227          43,771          53,662
                                               -------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 9,310,290      (1,484,206)      2,316,838         131,002          (2,722)
                                               -------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                    1,124,154       4,778,935       1,172,597               -               -
                                               -------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                 10,251,176       3,140,842       3,357,813         122,784          (7,502)
                                               -------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   2,741,841       3,124,257       2,009,831         241,772         149,649
  Transfers between funds .....                   (2,585,171)      3,739,437         498,211       1,149,560         831,617
  Surrenders...................                     (733,093)     (1,015,843)       (419,539)        (18,129)        (64,538)
  Death benefits (note 4)......                   (1,410,172)        (13,565)         (7,880)           (281)             (1)
  Policy loans (net of repayments)
    (note 5)...................                     (530,684)     (1,132,396)       (305,567)        (19,356)        (25,325)
  Deductions for surrender charges
    (note 2d)..................                     (109,591)       (120,721)        (56,250)         (2,710)         (8,207)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                   (1,049,294)       (741,732)       (249,631)        (59,481)        (17,066)
  Asset charges (note 3):
    MSP contracts .............                       (9,624)        (10,686)         (5,427)         (1,168)           (332)
    LSFP contracts ............                       (4,427)         (3,035)           (635)           (701)            (94)
                                               -------------  --------------  --------------  --------------   -------------
      Net equity transactions..                   (3,690,215)      3,825,716       1,463,113       1,289,506         865,703
                                               -------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              6,560,961       6,966,558       4,820,926       1,412,290         858,201
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                   24,511,722      17,545,164      12,724,238         858,201               -
                                               -------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD          $  31,072,683      24,511,722      17,545,164       2,270,491         858,201
                                               =============  ==============  ==============  ==============   =============

                                                  NBAMTGuard                     NBAMTLMat
                                               --------------   ---------------------------------------------
                                                     1997            1999            1998            1997
                                               --------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                $            -         277,113         365,591         166,562
  Mortality and expense charges
    (note 3)...................                             -         (35,738)        (42,729)        (37,669)
                                               --------------  --------------  --------------  --------------
    Net investment activity....                             -         241,375         322,862         128,893
                                               --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                             -       1,296,663       3,525,682       1,060,839
  Cost of mutual funds sold....                             -      (1,370,958)     (3,557,763)     (1,087,427)
                                               --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                             -         (74,295)        (32,081)        (26,588)
  Change in unrealized gain (loss)
    on investments.............                             -        (128,665)        (88,989)         99,993
                                               --------------  --------------  --------------  --------------
    Net gain (loss) on investments                          -        (202,960)       (121,070)         73,405
                                               --------------  --------------  --------------  --------------
  Reinvested capital gains.....                             -               -               -               -
                                               --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                           -          38,415         201,792         202,298
                                               --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                            -         418,414       1,227,568         568,335
  Transfers between funds .....                             -        (166,249)     (1,104,263)      2,560,467
  Surrenders...................                             -         (82,093)       (340,366)        (49,744)
  Death benefits (note 4)......                             -         (50,646)       (168,478)         (6,820)
  Policy loans (net of repayments)
    (note 5)...................                             -         (66,552)       (490,348)        (50,416)
  Deductions for surrender charges
    (note 2d)..................                             -         (12,272)        (43,208)         (6,669)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                             -        (161,822)       (151,014)        (95,419)
  Asset charges (note 3):
    MSP contracts .............                             -          (7,656)         (2,967)         (1,822)
    LSFP contracts ............                             -            (487)           (843)           (213)
                                               --------------  --------------  --------------  --------------
      Net equity transactions..                             -        (129,363)     (1,073,919)      2,917,699
                                               --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                       -         (90,948)       (872,127)      3,119,997
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                             -       5,019,328       5,891,455       2,771,458
                                               --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD          $            -       4,928,380       5,019,328       5,891,455
                                               ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 NBAMTPart                                         OppBdFd
                                               ---------------------------------------------    -----------------------------
                                                    1999            1998            1997             1999            1998
                                               -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                $      395,343         123,869          38,636         563,814         177,251
  Mortality and expense charges
    (note 3)...................                      (234,549)       (254,428)       (171,233)        (91,553)        (91,564)
                                               --------------  --------------  --------------  --------------   -------------
    Net investment activity....                       160,794        (130,559)       (132,597)        472,261          85,687
                                               --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                    10,213,406      16,262,946      14,044,895       3,691,017      25,959,216
  Cost of mutual funds sold....                   (10,762,285)    (15,129,583)    (11,426,520)     (3,697,719)    (25,616,936)
                                               --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                      (548,879)      1,133,363       2,618,375          (6,702)        342,280
  Change in unrealized gain (loss)
    on investments.............                     1,854,882      (3,917,798)      1,495,768        (794,086)         13,809
                                               --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                  1,306,003      (2,784,435)      4,114,143        (800,788)        356,089
                                               --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                       687,554       3,901,869         594,994          54,146         160,413
                                               --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                   2,154,351         986,875       4,576,540        (274,381)        602,189
                                               --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                    5,441,082       5,722,483       3,058,953       1,530,602       1,446,313
  Transfers between funds .....                    (8,211,478)      2,646,725      11,362,270        (747,631)      2,081,829
  Surrenders...................                      (949,302)       (676,703)       (291,383)       (352,928)       (168,318)
  Death benefits (note 4)......                       (94,956)        (11,051)              -          (9,225)        (24,489)
  Policy loans (net of repayments)
    (note 5)...................                      (473,894)     (1,178,884)       (215,128)       (214,389)        (23,153)
  Deductions for surrender charges
    (note 2d)..................                      (141,912)        (78,170)        (39,067)        (52,759)        (19,765)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                    (1,823,914)     (1,174,585)       (364,291)       (496,721)       (348,809)
  Asset charges (note 3):
    MSP contracts .............                       (23,724)        (17,668)         (8,885)         (9,861)         (6,358)
    LSFP contracts ............                       (10,391)         (5,018)         (1,040)         (1,060)         (1,806)
                                               --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                    (6,288,489)      5,227,129      13,501,429        (353,972)      2,935,444
                                               --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              (4,134,138)      6,214,004      18,077,969        (628,353)      3,537,633
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    34,942,331      28,728,327      10,650,358      12,362,107       8,824,474
                                               --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD          $   30,808,193      34,942,331      28,728,327      11,733,754      12,362,107
                                               ==============  ==============  ==============  ==============   =============

                                                   OppBdFd                          OppGlSec
                                               -------------   ---------------------------------------------
                                                    1997            1999            1998            1997
                                               -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                $      444,589         255,944         389,267         139,580
  Mortality and expense charges
    (note 3)...................                       (64,328)       (190,529)       (147,592)       (115,087)
                                               --------------  --------------  --------------  --------------
    Net investment activity....                       380,261          65,415         241,675          24,493
                                               --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                     6,493,858       6,535,136       4,690,056       2,123,253
  Cost of mutual funds sold....                    (6,309,717)     (4,397,501)     (3,335,880)     (1,585,760)
                                               --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                       184,141       2,137,635       1,354,176         537,493
  Change in unrealized gain (loss)
    on investments.............                         7,331       9,595,322        (702,629)      1,880,371
                                               --------------  --------------  --------------  --------------
    Net gain (loss) on investments                    191,472      11,732,957         651,547       2,417,864
                                               --------------  --------------  --------------  --------------
  Reinvested capital gains.....                        20,983         717,222       1,465,275               -
                                               --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                     592,716      12,515,594       2,358,497       2,442,357
                                               --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                    1,185,778       3,377,203       2,591,457       2,244,408
  Transfers between funds .....                     1,429,093         127,319       1,052,407       2,806,084
  Surrenders...................                      (151,014)       (755,080)       (390,303)       (332,828)
  Death benefits (note 4)......                        (6,177)        (44,903)        (12,688)         (1,951)
  Policy loans (net of repayments)
    (note 5)...................                       (97,629)       (343,214)       (265,465)       (260,746)
  Deductions for surrender charges
    (note 2d)..................                       (20,247)       (112,877)        (46,476)        (44,624)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                       (74,240)     (1,110,398)       (696,092)       (209,063)
  Asset charges (note 3):
    MSP contracts .............                        (2,730)         (9,874)        (10,249)         (5,120)
    LSFP contracts ............                          (319)         (4,111)         (2,911)           (599)
                                               --------------  --------------  --------------  --------------
      Net equity transactions..                     2,262,515       1,124,065       2,219,680       4,195,561
                                               --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY               2,855,231      13,639,659       4,578,177       6,637,918
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                     5,969,243      21,130,542      16,552,365       9,914,447
                                               --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD          $    8,824,474      34,770,201      21,130,542      16,552,365
                                               ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                   OppGro                                           OppMult
                                              ---------------------------------------------    -----------------------------
                                                    1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $       16,006           9,433               -         480,400         116,421
  Mortality and expense charges
    (note 3)...................                      (48,619)        (26,246)         (2,691)       (115,579)       (104,971)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (32,613)        (16,813)         (2,691)        364,821          11,450
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   25,212,861       5,173,603         346,058       2,796,637       1,906,489
  Cost of mutual funds sold....                  (24,502,814)     (4,835,421)       (340,426)     (2,391,468)     (1,502,365)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                      710,047         338,182           5,632         405,169         404,124
  Change in unrealized gain (loss)
    on investments.............                    1,735,399         109,336           3,346          10,270        (366,305)
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 2,445,446         447,518           8,978         415,439          37,819
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                      175,824         113,813               -         694,901         675,242
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                  2,588,657         544,518           6,287       1,475,161         724,511
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   1,214,511       1,452,830          32,403       1,717,678       3,243,119
  Transfers between funds .....                    3,004,317       4,492,087         586,430      (1,101,933)        706,703
  Surrenders...................                      (60,102)       (576,151)         (2,135)       (382,853)     (1,061,880)
  Death benefits (note 4)......                       (6,703)             (5)              -         (36,757)       (182,084)
  Policy loans (net of repayments)
    (note 5)...................                     (111,846)       (312,911)         (3,203)       (234,710)     (1,005,743)
  Deductions for surrender charges
    (note 2d)..................                       (8,985)        (73,520)           (286)        (57,233)       (126,681)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (351,903)       (116,339)           (433)       (646,532)       (435,809)
  Asset charges (note 3):
    MSP contracts .............                       (4,217)         (1,822)           (192)         (8,700)         (7,289)
    LSFP contracts ............                       (3,718)           (518)            (22)         (1,730)         (2,070)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                    3,671,354       4,863,651         612,562        (752,770)      1,128,266
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              6,260,011       5,408,169         618,849         722,391       1,852,777
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    6,027,018         618,849               -      14,207,759      12,354,982
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   12,287,029       6,027,018         618,849      14,930,150      14,207,759
                                              ==============  ==============  ==============  ==============   =============

                                                  OppMult                          StOpp2
                                              -------------   ---------------------------------------------
                                                    1997            1999            1998            1997
                                              -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $      401,123               -          71,635          79,875
  Mortality and expense charges
    (note 3)...................                      (88,369)       (283,101)       (220,760)       (185,205)
                                              --------------  --------------  --------------  --------------
    Net investment activity....                      312,754        (283,101)       (149,125)       (105,330)
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                    1,256,650       6,031,119       3,215,306       3,417,734
  Cost of mutual funds sold....                   (1,026,967)     (4,291,744)     (2,191,788)     (2,305,866)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                      229,683       1,739,375       1,023,518       1,111,868
  Change in unrealized gain (loss)
    on investments.............                      697,954       5,430,662      (1,078,872)      1,866,652
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                   927,637       7,170,037         (55,354)      2,978,520
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains.....                      329,608       3,541,869       3,488,003       1,736,733
                                              --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                  1,569,999      10,428,805       3,283,524       4,609,923
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   1,361,025       4,448,212       5,452,015       3,291,881
  Transfers between funds .....                    1,935,508         (12,621)        470,365       1,720,221
  Surrenders...................                     (189,727)     (1,148,838)     (1,037,130)       (584,361)
  Death benefits (note 4)......                      (18,581)       (104,927)       (143,979)        (46,618)
  Policy loans (net of repayments)
    (note 5)...................                     (138,576)       (753,805)     (1,307,454)       (446,793)
  Deductions for surrender charges
    (note 2d)..................                      (25,438)       (171,741)       (121,009)        (78,349)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (102,354)     (1,589,094)       (946,709)       (237,366)
  Asset charges (note 3):
    MSP contracts .............                       (3,822)         (9,653)        (15,330)         (7,857)
    LSFP contracts ............                         (447)         (4,177)         (4,354)           (920)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                    2,817,588         653,356       2,346,415       3,609,838
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              4,387,587      11,082,161       5,629,939       8,219,761
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    7,967,395      31,035,784      25,405,845      17,186,084
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   12,354,982      42,117,945      31,035,784      25,405,845
                                              ==============  ==============  ==============  ==============


                                                                                                 (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 StDisc2                                         StintStk2
                                              ---------------------------------------------    -----------------------------
                                                   1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $            -               -               -           7,958          22,725
  Mortality and expense charges
    (note 3)...................                      (53,820)        (58,150)        (62,162)        (22,468)        (15,028)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (53,820)        (58,150)        (62,162)        (14,510)          7,697
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                    8,370,593       4,234,899       6,947,379      12,615,085       4,328,033
  Cost of mutual funds sold....                   (9,362,894)     (3,682,201)     (7,014,226)    (11,285,141)     (4,573,810)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                     (992,301)        552,698         (66,847)      1,329,944        (245,777)
  Change in unrealized gain (loss)
    on investments.............                      125,370        (128,321)        897,855       1,572,604         138,162
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                  (866,931)        424,377         831,008       2,902,548        (107,615)
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                    1,035,670         120,028               -               -               -
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                    114,919         486,255         768,846       2,888,038         (99,918)
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   1,126,745         686,440       1,157,860         428,882       1,319,108
  Transfers between funds .....                   (2,017,437)        154,482        (800,200)      2,309,650        (186,236)
  Surrenders...................                     (201,408)       (128,257)       (159,830)        (56,239)       (444,664)
  Death benefits (note 4)......                       (1,033)        (23,649)        (17,470)         (4,048)         (5,993)
  Policy loans (net of repayments)
    (note 5)...................                     (115,906)       (104,497)        (79,472)         52,892        (462,567)
  Deductions for surrender charges
    (note 2d)..................                      (30,109)        (15,109)        (21,429)         (8,407)        (56,530)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (340,295)       (244,196)        (50,118)       (125,810)        (61,036)
  Asset charges (note 3):
    MSP contracts .............                       (1,300)         (4,038)         (2,334)         (2,085)         (1,044)
    LSFP contracts ............                         (513)         (1,147)           (273)         (1,753)           (296)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                   (1,581,256)        320,029          26,734       2,593,082         100,742
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             (1,466,337)        806,284         795,580       5,481,120             824
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    8,351,832       7,545,548       6,749,968       1,986,996       1,986,172
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $    6,885,495       8,351,832       7,545,548       7,468,116       1,986,996
                                              ==============  ==============  ==============  ==============   =============


                                                StintStk2                       VEWrldBd
                                              -------------   ---------------------------------------------
                                                   1997            1999            1998            1997
                                              -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $       35,008         135,225          24,030          73,945
  Mortality and expense charges
    (note 3)...................                      (16,592)        (25,601)        (26,599)        (20,793)
                                              --------------  --------------  --------------  --------------
    Net investment activity....                       18,416         109,624          (2,569)         53,152
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                    1,180,714       4,442,114       7,510,962       1,289,613
  Cost of mutual funds sold....                   (1,254,173)     (4,822,035)     (7,101,791)     (1,326,687)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                      (73,459)       (379,921)        409,171         (37,074)
  Change in unrealized gain (loss)
    on investments.............                     (320,243)        (74,747)        (35,624)         23,130
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                  (393,702)       (454,668)        373,547         (13,944)
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains.....                       54,007          60,420               -               -
                                              --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                   (321,279)       (284,624)        370,978          39,208
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                     396,577         232,837         173,889         303,361
  Transfers between funds .....                      159,418        (449,720)        663,078          89,247
  Surrenders...................                      (39,345)        (98,243)        (47,678)       (109,226)
  Death benefits (note 4)......                            -         (25,665)        (35,715)              -
  Policy loans (net of repayments)
    (note 5)...................                      (28,189)        (70,184)        (21,466)        (20,191)
  Deductions for surrender charges
    (note 2d)..................                       (5,275)        (14,686)         (5,615)        (14,645)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                       (4,583)       (113,947)        (77,084)        (10,312)
  Asset charges (note 3):
    MSP contracts .............                         (614)         (1,809)         (1,847)           (782)
    LSFP contracts ............                          (72)           (145)           (525)            (92)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                      477,917        (541,562)        647,037         237,360
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                156,638        (826,186)      1,018,015         276,568
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    1,829,534       3,547,221       2,529,206       2,252,638
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $    1,986,172       2,721,035       3,547,221       2,529,206
                                              ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                 VEWrldEMkt                                        VEWrldHAs
                                              ---------------------------------------------    --------------------------------
                                                   1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $            -          20,182           1,791          61,762          35,945
  Mortality and expense charges
    (note 3)...................                      (32,044)        (14,186)        (10,449)        (36,567)        (38,345)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                      (32,044)          5,996          (8,658)         25,195          (2,400)
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   26,145,515       4,758,410       3,744,118      19,298,812      13,571,199
  Cost of mutual funds sold....                  (24,002,878)     (6,579,731)     (3,668,967)    (18,689,697)    (17,132,731)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                    2,142,637      (1,821,321)         75,151         609,115      (3,561,532)
  Change in unrealized gain (loss)
    on investments.............                    1,939,640         923,464        (815,392)        199,401         644,209
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 4,082,277        (897,857)       (740,241)        808,516      (2,917,323)
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                            -          17,939               -               -         882,647
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                  4,050,233        (873,922)       (748,899)        833,711      (2,037,076)
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                     580,564         701,612         585,373         602,994       1,602,107
  Transfers between funds .....                    4,022,991        (173,962)      2,650,105        (822,875)     (1,198,538)
  Surrenders...................                     (107,435)        (41,678)         (8,373)       (289,205)       (132,778)
  Death benefits (note 4)......                            -          (4,922)              -          (1,818)         (3,026)
  Policy loans (net of repayments)
    (note 5)...................                      (70,361)        (80,091)        (71,376)         77,240        (200,964)
  Deductions for surrender charges
    (note 2d)..................                      (16,061)         (5,094)         (1,123)        (43,233)        (13,168)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (157,046)        (68,777)         (8,419)       (189,825)       (199,756)
  Asset charges (note 3):
    MSP contracts .............                       (3,494)           (985)           (742)         (1,809)         (2,663)
    LSFP contracts ............                       (1,983)           (280)            (87)           (322)           (756)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                    4,247,175         325,823       3,145,358        (668,853)       (149,542)
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              8,297,408        (548,099)      2,396,459         164,858      (2,186,618)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    1,851,575       2,399,674           3,215       4,129,585       6,316,203
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   10,148,983       1,851,575       2,399,674       4,294,443       4,129,585
                                              ==============  ==============  ==============  ==============   =============

                                                VEWrldHAs                       VKMSRESec
                                              -------------   ---------------------------------------------
                                                   1997            1999            1998            1997
                                              -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $      118,188         400,217          12,298         193,749
  Mortality and expense charges
    (note 3)...................                      (54,934)        (44,010)        (52,029)        (47,059)
                                              --------------  --------------  --------------  --------------
    Net investment activity....                       63,254         356,207         (39,731)        146,690
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                   19,348,273       6,089,310       4,635,925       8,117,619
  Cost of mutual funds sold....                  (18,769,875)     (7,139,977)     (5,200,298)     (7,257,679)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                      578,398      (1,050,667)       (564,373)        859,940
  Change in unrealized gain (loss)
    on investments.............                     (898,401)        478,383        (513,939)       (625,237)
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                  (320,003)       (572,284)     (1,078,312)        234,703
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains.....                      160,126               -         121,016         641,054
                                              --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                    (96,623)       (216,077)       (997,027)      1,022,447
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                     840,495       1,006,759       1,337,143         827,543
  Transfers between funds .....                     (282,076)     (1,435,388)       (908,402)      2,852,464
  Surrenders...................                     (171,081)       (187,346)       (163,286)       (100,507)
  Death benefits (note 4)......                          (99)         (2,653)        (22,389)              -
  Policy loans (net of repayments)
    (note 5)...................                     (124,185)       (131,155)        (78,704)        (85,370)
  Deductions for surrender charges
    (note 2d)..................                      (22,938)        (28,007)        (19,126)        (13,476)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (142,112)       (432,919)       (232,710)        (65,828)
  Asset charges (note 3):
    MSP contracts .............                       (1,953)         (4,975)         (3,613)         (2,360)
    LSFP contracts ............                         (229)         (2,459)         (1,026)           (276)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                       95,822      (1,218,143)        (92,113)      3,412,190
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                   (801)     (1,434,220)     (1,089,140)      4,434,637
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    6,317,004       6,539,291       7,628,431       3,193,794
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $    6,316,203       5,105,071       6,539,291       7,628,431
                                              ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                WPIntEq                                         WPPVenCap
                                              -----------------------------------------        -----------------------------
                                                  1999            1998            1997             1999            1998
                                              -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $      106,392          50,333          79,669               -               -
  Mortality and expense charges
    (note 3)...................                      (70,225)        (72,995)        (79,873)        (13,686)         (6,193)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity....                       36,167         (22,662)           (204)        (13,686)         (6,193)
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold................                   19,261,615       9,538,799       7,769,039      11,451,361       4,879,898
  Cost of mutual funds sold....                  (18,047,381)     (9,941,358)     (7,238,368)    (10,619,693)     (4,873,755)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments..............                    1,214,234        (402,559)        530,671         831,668           6,143
  Change in unrealized gain (loss)
    on investments.............                    3,271,039         929,287      (1,377,503)        489,466          66,492
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 4,485,273         526,728        (846,832)      1,321,134          72,635
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....                            -               -         551,360               -               -
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract
          owners' equity resulting
          from operations........                  4,521,440         504,066        (295,676)      1,307,448          66,442
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                   1,411,984       1,111,024       1,506,986         139,661         105,973
  Transfers between funds .....                     (167,066)     (1,578,624)        674,324       2,043,854         180,265
  Surrenders...................                     (642,724)       (168,491)       (113,178)        (28,894)         (1,367)
  Death benefits (note 4)......                     (124,597)         (7,848)        (16,165)              -              (1)
  Policy loans (net of repayments)
    (note 5)...................                      (83,407)       (259,475)        (84,201)        (72,651)          4,787
  Deductions for surrender charges
    (note 2d)..................                      (96,081)        (18,111)        (15,174)         (4,319)             (7)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                     (427,942)       (265,303)        (65,212)        (50,521)        (21,553)
  Asset charges (note 3):
    MSP contracts .............                       (8,596)         (5,069)         (3,086)           (847)           (430)
    LSFP contracts ............                       (3,905)         (1,439)           (361)           (855)           (122)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                     (142,334)     (1,193,336)      1,883,933       2,025,428         267,545
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY              4,379,106        (689,270)      1,588,257       3,332,876         333,987
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    9,289,108       9,978,378       8,390,121       1,100,662         766,675
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   13,668,214       9,289,108       9,978,378       4,433,538       1,100,662
                                              ==============  ==============  ==============  ==============   =============


                                                 WPPVenCap                      WPSmCoGr
                                              -------------   ---------------------------------------------
                                                  1997            1999            1998            1997
                                              -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........               $           70               -               -               -
  Mortality and expense charges
    (note 3)...................                       (3,334)       (114,737)       (106,735)        (99,826)
                                              --------------  --------------  --------------  --------------
    Net investment activity....                       (3,264)       (114,737)       (106,735)        (99,826)
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                    1,898,871      12,560,036      11,652,539      13,210,500
  Cost of mutual funds sold....                   (1,856,944)    (11,995,881)    (11,657,359)    (11,590,838)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                       41,927         564,155          (4,820)      1,619,662
  Change in unrealized gain (loss)
    on investments.............                       (1,622)      8,391,845        (287,723)         18,436
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                    40,305       8,956,000        (292,543)      1,638,098
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains.....                            -         709,970               -               -
                                              --------------  --------------  --------------  --------------
      Net change in contract
          owners' equity resulting
          from operations........                     37,041       9,551,233        (399,278)      1,538,272
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received
     from contract owners.......                      70,984       2,658,532       2,471,813       2,516,266
  Transfers between funds .....                      668,066        (248,812)     (1,849,405)      4,654,236
  Surrenders...................                       (2,034)       (301,023)       (200,485)       (128,687)
  Death benefits (note 4)......                            -         (60,498)        (10,544)              -
  Policy loans (net of repayments)
    (note 5)...................                       (5,947)       (288,744)         19,268        (162,099)
  Deductions for surrender charges
    (note 2d)..................                         (273)        (45,000)        (20,649)        (17,254)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)..                         (897)       (902,731)       (454,770)        (88,146)
  Asset charges (note 3):
    MSP contracts .............                         (237)         (9,685)         (7,412)         (4,835)
    LSFP contracts ............                          (28)         (5,597)         (2,105)           (566)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                      729,634         796,442         (54,289)      6,768,915
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                766,675      10,347,675        (453,567)      8,307,187
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                            -      15,178,630      15,632,197       7,325,010
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $      766,675      25,526,305      15,178,630      15,632,197
                                              ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1999, 1998 AND 1997


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLISeparate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp)
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)
                American Century VP - American Century VP International
                  (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                  (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
              LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain prior year amounts have been reclassified to conform with the current year presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

         On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

         The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

         For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Contracts issued prior to April 16, 1990: Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

              Contracts issued on or after April 16, 1990:
                Purchase payments totalling less than $25,000 - $90/year ($65/year in New York) Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

         For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

         For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For modified single premium contracts (MSP), the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%. This charge is assessed monthly against each contract by liquidating units.

     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the year ended December 31, 1999:

                                                TOTAL           ACVPBal         ACVCapAp         ACVPincGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       22,217               126              315                79              360
     Single Premium contracts issued
       on or after April 16, 1990....       1,597,906             9,070           22,650             5,653           25,861
     Multiple Payment and Flexible
       Premium contracts.............       6,040,026            34,284           85,615            21,369           97,752
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    7,660,149            43,480          108,580            27,101          123,973
                                         ============      ============     ============      ============     ============

                                            ACVPValue          DrySRGro         DryStkix          DryCapAp         DryGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           61               333            2,086               166               46
     Single Premium contracts issued
       on or after April 16, 1990....           4,379            23,957          150,018            11,975            3,327
     Multiple Payment and Flexible
       Premium contracts.............          16,553            90,556          567,060            45,265           12,577
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       20,993           114,846          719,164            57,406           15,950
                                         ============      ============     ============      ============     ============


                                             FidVIPEI          FidVIPGr         FidVIPHI          FidVIPOv         FidVIPAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,071             3,322              574               580              784
     Single Premium contracts issued
       on or after April 16, 1990....         148,948           238,938           41,267            41,698           56,415
     Multiple Payment and Flexible
       Premium contracts.............         563,016           903,175          155,987           157,616          213,245
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      714,035         1,145,435          197,828           199,894          270,444
                                         ============      ============     ============      ============     ============

                                                                                                                      (Continued)


                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                            FidVIPCon        FidVIPGrOp          MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,335               137                9               937              352
     Single Premium contracts issued
       on or after April 16, 1990....          96,008             9,823              666            67,386           25,386
     Multiple Payment and Flexible
       Premium contracts.............         362,905            37,128            2,520           254,746           95,940
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      460,248            47,088            3,195           323,069          121,678
                                         ============      ============     ============      ============     ============

                                            NSATMyMkt        NSATSmCapV         NSATSmCo         NSATTotRe         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,204                37              389             2,247              531
     Single Premium contracts issued
       on or after April 16, 1990....          86,597             2,682           27,949           161,641           38,230
     Multiple Payment and Flexible
       Premium contracts.............         327,332            10,138          105,646           610,999          144,507
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      415,133            12,857          133,984           774,887          183,268
                                         ============      ============     ============      ============     ============

                                           NBAMTGuard         NBAMTLMat        NBAMTPart           OppBdFd         OppGlSec
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           37               104              680               266              553
     Single Premium contracts issued
       on or after April 16, 1990....           2,667             7,455           48,927            19,098           39,744
     Multiple Payment and Flexible
       Premium contracts.............          10,083            28,179          184,942            72,189          150,232
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       12,787            35,738          234,549            91,553          190,529
                                         ============      ============     ============      ============     ============

                                               OppGro           OppMult           StOpp2           StDisc2        StintStk2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          141               335              821               156               65
     Single Premium contracts issued
       on or after April 16, 1990....          10,142            24,110           59,055            11,227            4,687
     Multiple Payment and Flexible
       Premium contracts.............          38,336            91,134          223,225            42,437           17,716
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       48,619           115,579          283,101            53,820           22,468
                                         ============      ============     ============      ============     ============

                                             VEWrldBd        VEWrldEMkt        VEWrldHAs         VKMSRESec          WPintEq
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           74                93              106               128              204
     Single Premium contracts issued
       on or after April 16, 1990....           5,340             6,684            7,628             9,180           14,649
     Multiple Payment and Flexible
       Premium contracts.............          20,187            25,267           28,833            34,702           55,372
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       25,601            32,044           36,567            44,010           70,225
                                         ============      ============     ============      ============     ============

                                            WPPVenCap          WPSMCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           40               333
     Single Premium contracts issued
       on or after April 16, 1990....           2,855            23,934
     Multiple Payment and Flexible
       Premium contracts.............          10,791            90,470
                                         ------------      ------------
         Total.......................  $       13,686           114,737
                                         ============      ============

     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the year ended December 31, 1998:

                                                TOTAL           ACVPBal         ACVCapAp         ACVPincGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       19,963                 -            1,274                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....       1,519,080            10,112           21,146             2,536           34,065
     Multiple Payment and Flexible
       Premium contracts.............       4,699,480            28,860           59,964             5,054           66,239
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    6,238,523            38,972           82,384             7,590          100,304
                                         ============      ============     ============      ============     ============

                                            ACVPValue          DrySRGro         DryStkix          DryCapAp         DryGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -            3,655               102                -
     Single Premium contracts issued
       on or after April 16, 1990....           4,104             9,572          112,048            10,336            2,255
     Multiple Payment and Flexible
       Premium contracts.............          15,894            67,383          392,626            16,686           12,787
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       19,998            76,955          508,329            27,124           15,042
                                         ============      ============     ============      ============     ============

                                             FidVIPEI          FidVIPGr         FidVIPHI          FidVIPOv         FidVIPAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,438             2,343              842             1,068              296
     Single Premium contracts issued
       on or after April 16, 1990....         194,440           188,365           49,966            53,993           86,061
     Multiple Payment and Flexible
       Premium contracts.............         418,071           568,902          160,813           112,745          152,850
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      614,949           759,610          211,621           167,806          239,207
                                         ============      ============     ============      ============     ============

                                            FidVIPCon        FidVIPGrOp          MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          128                 -                -               654              305
     Single Premium contracts issued
       on or after April 16, 1990....          71,967            10,876              635            43,608           65,744
     Multiple Payment and Flexible
       Premium contracts.............         244,146            24,873            1,765           213,916           45,233
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      316,241            35,749            2,400           258,178          111,282
                                         ============      ============     ============      ============     ============

                                            NSATMyMkt        NSATSmCapV         NSATSmCo         NSATTotRe         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,358                 -                -             1,584            1,581
     Single Premium contracts issued
       on or after April 16, 1990....         137,439             3,094           13,672            58,566           43,543
     Multiple Payment and Flexible
       Premium contracts.............         276,180               414          101,912           613,346          108,763
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      414,977             3,508          115,584           673,496          153,887
                                         ============      ============     ============      ============     ============

                                           NBAMTGuard         NBAMTLMat        NBAMTPart           OppBdFd         OppGlSec
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -               930                -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....             553            14,562           50,988            20,073           20,102
     Multiple Payment and Flexible
       Premium contracts.............           4,227            27,237          203,440            71,491          127,490
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        4,780            42,729          254,428            91,564          147,592
                                         ============      ============     ============      ============     ============

                                                                                                                      (Continued)


                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                               OppGro           OppMult           StOpp2           StDisc2        StintStk2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -              120                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....           4,182            31,490           41,028            13,873            4,013
     Multiple Payment and Flexible
       Premium contracts.............          22,064            73,481          179,612            44,277           11,015
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       26,246           104,971          220,760            58,150           15,028
                                         ============      ============     ============      ============     ============

                                             VEWrldBd        VEWrldEMkt        VEWrldHAs         VKMSRESec          WPintEq
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           39                 -              486               575              185
     Single Premium contracts issued
       on or after April 16, 1990....          11,374             1,792           17,613            13,117           13,450
     Multiple Payment and Flexible
       Premium contracts.............          15,186            12,394           20,246            38,337           59,360
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       26,599            14,186           38,345            52,029           72,995
                                         ============      ============     ============      ============     ============

                                            WPPVenCap          WPSMCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                 -
     Single Premium contracts issued
       on or after April 16, 1990....           3,460            29,267
     Multiple Payment and Flexible
       Premium contracts.............           2,733            77,468
                                         ------------      ------------
         Total.......................  $        6,193           106,735
                                         ============      ============

     The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the year ended December 31, 1997:
                                                TOTAL           ACVPBal         ACVCapAp           ACVPint        ACVPValue
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       17,545               105              396               165               28
     Single Premium contracts issued
       on or after April 16, 1990....       1,003,388             5,976           22,644             9,420            1,620
     Multiple Payment and Flexible
       Premium contracts.............       3,622,060            21,573           81,741            34,004            5,850
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    4,642,993            27,654          104,781            43,589            7,498
                                         ============      ============     ============      ============     ============

                                             DryCapAp          DrySRGro         DryStkix          DryGrinc         FidVIPEI
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            7               167              977                20            1,882
     Single Premium contracts issued
       on or after April 16, 1990....             406             9,552           55,889             1,130          107,642
     Multiple Payment and Flexible
       Premium contracts.............           1,464            34,482          201,752             4,080          388,570
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        1,877            44,201          258,618             5,230          498,094
                                         ============      ============     ============      ============     ============

                                             FidVIPGr          FidVIPHI         FidVIPOv          FidVIPAM        FidVIPCon
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,117               694              580               831              698
     Single Premium contracts issued
       on or after April 16, 1990....         121,090            39,672           33,168            47,531           39,906
     Multiple Payment and Flexible
       Premium contracts.............         437,115           143,207          119,729           171,578          144,055
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      560,322           183,573          153,477           219,940          184,659
                                         ============      ============     ============      ============     ============


                                           FidVIPGrOp           MSEmMkt        NSATCapAp         NSATGvtBd        NSATMyMkt
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           18                 4              493               258            1,358
     Single Premium contracts issued
       on or after April 16, 1990....           1,042               237           28,173            14,750           77,730
     Multiple Payment and Flexible
       Premium contracts.............           3,762               854          101,699            53,274          280,577
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        4,822             1,095          130,365            68,282          359,665
                                         ============      ============     ============      ============     ============


                                             NSATSmCo         NSATTotRe         NBAMTGro         NBAMTLMat        NBAMTPart
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          951             1,294              497               142              647
     Single Premium contracts issued
       on or after April 16, 1990....          54,364            74,010           28,445             8,141           37,005
     Multiple Payment and Flexible
       Premium contracts.............         196,244           267,162          102,680            29,386          133,581
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      251,559           342,466          131,622            37,669          171,233
                                         ============      ============     ============      ============     ============


                                              OppBdFd          OppGlSec           OppGro           OppMult           StOpp2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          243               435               10               334              700
     Single Premium contracts issued
       on or after April 16, 1990....          13,902            24,871              582            19,097           40,024
     Multiple Payment and Flexible
       Premium contracts.............          50,183            89,781            2,099            68,938          144,481
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       64,328           115,087            2,691            88,369          185,205
                                         ============      ============     ============      ============     ============

                                              StDisc2         StintStk2         VEWrldBd        VEWrldEMkt        VEWrldHAs
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          235                63               79                39              208
     Single Premium contracts issued
       on or after April 16, 1990....          13,434             3,586            4,494             2,258           11,872
     Multiple Payment and Flexible
       Premium contracts.............          48,493            12,943           16,220             8,152           42,854
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       62,162            16,592           20,793            10,449           54,934
                                         ============      ============     ============      ============     ============

                                            VKMSRESec           WPintEq        WPPVenCap          WPSMCoGr
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          178               302               13               377
     Single Premium contracts issued
       on or after April 16, 1990....          10,170            17,261              721            21,573
     Multiple Payment and Flexible
       Premium contracts.............          36,711            62,310            2,600            77,876
                                         ------------      ------------     ------------      ------------
         Total.......................  $       47,059            79,873            3,334            99,826
                                         ============      ============     ============      ============

                                                                                                                      (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) Components of contract owners' equity

    The following is a summary of contract owners' equity at December 31, 1999, for each product in the accumulation phase.

    Contract owners' equity represented by:

                                                                                                                      ANNUAL
                                                                       UNITS           UNIT VALUE                     RETURN*
                                                                     ---------         -----------                    ---------
     Single Premium contracts issued prior to April 16, 1990:
         American Century VP - American Century
            VP Capital Appreciation                                    6,108           $ 36.406768      $   222,373      63%
         American Century VP -
            American Century VP International                          2,459             26.614141           65,444      62%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                          1,699             36.209915           61,521      29%
         Dreyfus Stock Index Fund                                     16,208             33.296352          539,667      19%
         Dreyfus VIF -
            Capital Appreciation Portfolio                               868             14.538186           12,619      10%
         Fidelity VIP - Equity-Income Portfolio                        5,082             44.120448          224,220       5%
         Fidelity VIP - Growth Portfolio                               3,009             79.099308          238,010      36%
         Fidelity VIP - High Income Portfolio                          2,115             28.983767           61,301       7%
         Fidelity VIP - Overseas Portfolio                             4,084             34.268141          139,951      41%
         Fidelity VIP-II - Asset Manager Portfolio                     1,185             30.762893           36,454      10%
         Fidelity VIP-II - Contrafund Portfolio                          677             25.968332           17,581      23%
         Fidelity VIP-III -
            Growth Opportunities Portfolio                             1,477             13.960952           20,620       3%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                            1,518              8.934183           13,562      28%
         Nationwide SAT -
            Capital Appreciation Fund                                  1,979             32.388538           64,097       3%
         Nationwide SAT -
            Government Bond Fund                                       1,747             22.492327           39,294      (3)%
         Nationwide SAT - Money Market Fund                           16,350             16.794246          274,586       4%
         Nationwide SAT - Small Cap Value Fund                         2,201             10.825871           23,828      27%
         Nationwide SAT - Small Company Fund                             913             23.047417           21,042      43%
         Nationwide SAT - Total Return Fund                            4,738             42.439374          201,078       6%
         Neuberger & Berman AMT -
            Growth Portfolio                                           3,041             54.109841          164,548      49%
         Neuberger & Berman AMT -
            Guardian Portfolio                                           561             10.593122            5,943      14%
         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio                            5,986             18.060558          108,111       1%
         Strong Opportunity Fund II, Inc.                                450             40.018322           18,008      34%
         Van Eck WIT - Worldwide Bond Fund                             1,325             15.185599           20,121      (9)%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                            6,267             11.423096           71,589      98%
         Van Eck WIT -
            Worldwide Hard Assets Fund                                    10             11.984540              120      20%

                                                                                                                        (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                                                                                          ANNUAL
                                                                      UNITS             UNIT VALUE                        RETURN*
                                                                    ----------          -----------                      ----------

      Single Premium contracts issued on or after April 16, 1990:
         American Century VP -
            American Century VP Balanced                                36,043            20.298769          731,629         9%
         American Century VP - American Century
            VP Capital Appreciation                                    134,822            24.209204        3,263,933        62%
         American Century VP - American Century
            VP Income & Growth                                          53,220            12.612413          671,233        16%
         American Century VP -
            American Century VP International                          162,982            26.114709        4,256,228        62%
         American Century VP -
            American Century VP Value                                   26,781            12.781220          342,294        (2)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                           31,488            35.428815        1,115,583        28%
         Dreyfus Stock Index Fund                                      315,343            32.576553       10,272,788        19%
         Dreyfus VIF -
            Capital Appreciation Portfolio                              81,279            14.413356        1,171,503        10%
         Dreyfus VIF -
            Growth and Income Portfolio                                  9,941            14.588194          145,021        15%
         Fidelity VIP - Equity-Income Portfolio                        395,355            35.712129       14,118,969         5%
         Fidelity VIP - Growth Portfolio                               355,884            54.130524       19,264,187        36%
         Fidelity VIP - High Income Portfolio                          105,520            29.506936        3,113,572         7%
         Fidelity VIP - Overseas Portfolio                             213,601            24.423718        5,216,931        41%
         Fidelity VIP-II - Asset Manager Portfolio                     211,956            29.730624        6,301,584        10%
         Fidelity VIP-II - Contrafund Portfolio                        290,335            25.563198        7,421,891        23%
         Fidelity VIP-III -
            Growth Opportunities Portfolio                              21,868            13.841079          302,677         3%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                              6,540             8.857388           57,927        28%
         Nationwide SAT -
            Capital Appreciation Fund                                   62,075            31.526314        1,956,996         3%
         Nationwide SAT -
            Government Bond Fund                                       240,383            18.452016        4,435,551        (4)%
         Nationwide SAT - Money Market Fund                          1,082,615            13.940225       15,091,897         3%
         Nationwide SAT - Small Cap Value Fund                          23,585            10.762831          253,841        26%
         Nationwide SAT - Small Company Fund                            66,890            22.712185        1,519,218        42%
         Nationwide SAT - Total Return Fund                            115,322            36.208762        4,175,667         6%
         Neuberger &Berman AMT -
            Growth Portfolio                                            97,552            37.771042        3,684,641        48%
         Neuberger & Berman AMT -
            Guardian Portfolio                                           2,945            10.531438           31,015        13%
         Neuberger &Berman AMT -
            Limited Maturity Bond Portfolio                             58,827            15.321478          901,317         0%

                                                                                                                        ANNUAL
                                                                     UNITS              UNIT VALUE                      RETURN*
                                                                   ---------            -----------                     --------
         Neuberger & Berman AMT -
            Partners Portfolio                                      69,118                24.377639        1,684,934       6%
         Oppenheimer VAF - Bond Fund                                70,351                18.355321        1,291,315      (3)%
         Oppenheimer VAF -
            Global Securities Fund                                  99,036                28.256521        2,798,413      56%
         Oppenheimer VAF - Growth Fund                              60,384                17.847892        1,077,727      40%
         Oppenheimer VAF -
            Multiple Strategies Fund                               106,259                25.139330        2,671,280      10%
         Strong Opportunity Fund II, Inc.                          102,073                38.955700        3,976,325      33%
         Strong VIF - Strong Discovery Fund II                      32,996                19.481837          642,823       4%
         Strong VIF -
            Strong International Stock Fund II                     142,490                16.519505        2,353,864      85%
         Van Eck WIT - Worldwide Bond Fund                          34,273                14.675886          502,987      (9)%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                        123,914                11.302972        1,400,596      98%
         Van Eck WIT -
            Worldwide Hard Assets Fund                              71,735                13.098076          939,590      19%
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio                        39,678                14.898574          591,146      (5)%
         Warburg Pincus Trust -
            International Equity Portfolio                          81,838                17.586224        1,439,221      51%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                          88,739                19.293144        1,712,054      61%
         Warburg Pincus Trust -
            Small Company Growth Portfolio                         114,996                25.533360        2,936,234      67%

      Multiple Payment contracts and
      Flexible Premium contracts:
         American Century VP -
            American Century VP Balanced                           222,611                21.094348        4,695,834       9%
         American Century VP - American Century
            VP Capital Appreciation                                643,372                23.303640       14,992,909      63%
         American Century VP - American Century
            VP Income & Growth                                     235,223                12.717991        2,991,564      17%
         American Century VP -
            American Century VP International                      649,836                26.831062       17,435,790      63%
         American Century VP -
            American Century VP Value                              156,791                12.975752        2,034,481      (2)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                      450,901                36.549891       16,480,382      29%
         Dreyfus Stock Index Fund                                2,592,791                33.609618       87,142,715      20%
         Dreyfus VIF -
            Capital Appreciation Portfolio                         404,377                14.591996        5,900,668      11%
         Dreyfus VIF -
            Growth and Income Portfolio                            138,815                14.810164        2,055,873      16%

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                                                                                         ANNUAL
                                                                       UNITS             UNIT VALUE                      RETURN*
                                                                     ---------          -----------                     ----------

         Fidelity VIP - Equity-Income Portfolio                      1,750,754           37.388084       65,457,338         5%
         Fidelity VIP - Growth Portfolio                             2,613,902           55.899014      146,114,544        36%
         Fidelity VIP - High Income Portfolio                          672,537           28.039263       18,857,442         7%
         Fidelity VIP - Overseas Portfolio                             863,446           26.840170       23,175,037        41%
         Fidelity VIP-II - Asset Manager Portfolio                     917,098           27.355020       25,087,234        10%
         Fidelity VIP-II - Contrafund Portfolio                      2,151,780           26.143948       56,256,024        23%
         Fidelity VIP-III -
            Growth Opportunities Portfolio                             385,372           14.012663        5,400,088         3%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                             43,728            8.967304          392,122        28%
         Nationwide SAT -
            Capital Appreciation Fund                                1,104,444           32.761545       36,183,292         3%
         Nationwide SAT -
            Government Bond Fund                                       402,906           17.516435        7,057,477        (3)%
         Nationwide SAT - Money Market Fund                          2,312,418           13.853330       32,034,690         4%
         Nationwide SAT - Small Cap Value Fund                         165,130           10.852975        1,792,152        27%
         Nationwide SAT - Small Company Fund                           907,754           23.192622       21,053,195        43%
         Nationwide SAT - Total Return Fund                          2,622,351           35.085217       92,005,754         6%
         Neuberger & Berman AMT -
            Growth Portfolio                                           660,524           37.818375       24,979,944        49%
         Neuberger & Berman AMT -
            Guardian Portfolio                                         181,217           10.619652        1,924,461        14%
         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio                            203,409           14.959827        3,042,963         1%
         Neuberger & Berman AMT -
            Partners Portfolio                                       1,008,241           25.046437       25,252,845         7%
         Oppenheimer VAF - Bond Fund                                   520,266           17.686402        9,201,634        (2)%
         Oppenheimer VAF -
            Global Securities Fund                                   1,018,848           29.152831       29,702,304        57%
         Oppenheimer VAF - Growth Fund                                 535,283           18.069110        9,672,087        41%
         Oppenheimer VAF -
            Multiple Strategies Fund                                   437,927           25.171538       11,023,296        11%
         Strong Opportunity Fund II, Inc.                              898,106           40.478200       36,353,714        34%
         Strong VIF - Strong Discovery Fund II                         296,260           20.243703        5,997,399         4%
         Strong VIF -
            Strong International Stock Fund II                         219,407           16.868902        3,701,155        86%
         Van Eck WIT - Worldwide Bond Fund                             143,676           14.003753        2,012,003        (9)%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                            576,742           11.474995        6,618,112        99%
         Van Eck WIT -
            Worldwide Hard Assets Fund                                 206,979           14.660562        3,034,428        20%

                                                                                                                      ANNUAL
                                                                    UNITS             UNIT VALUE                      RETURN*
                                                                  ---------          -----------                     ----------
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio                       246,788             15.237208        3,760,360       (4)%
         Warburg Pincus Trust -
            International Equity Portfolio                         555,966             17.985801        9,999,494       52%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                         123,907             19.586645        2,426,922       62%
         Warburg Pincus Trust -
            Small Company Growth Portfolio                         754,487             26.113570       19,702,349       68%

      Modified Single Premium contracts and
      Last Survivor Flexible Premium contracts:
         American Century VP -
            American Century VP Balanced                            47,439             16.129489          765,167       10%
         American Century VP - American Century
            VP Capital Appreciation                                 67,671             14.200282          960,947       65%
         American Century VP - American Century
            VP Income & Growth                                      90,023             12.888778        1,160,286       18%
         American Century VP -
            American Century VP International                      120,278             24.899615        2,994,876       64%
         American Century VP -
            American Century VP Value                               42,323             13.293167          562,607       (1)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                       72,077             24.166067        1,741,818       30%
         Dreyfus Stock Index Fund                                  619,532             23.560156       14,596,271       21%
         Dreyfus VIF -
            Capital Appreciation Portfolio                          54,118             14.882433          805,408       11%
         Dreyfus VIF -
            Growth and Income Portfolio                             42,510             15.172345          644,976       17%
         Fidelity VIP - Equity-Income Portfolio                    442,948             16.406894        7,267,401        6%
         Fidelity VIP - Growth Portfolio                           462,592             24.728511       11,439,211       37%
         Fidelity VIP - High Income Portfolio                      301,341             13.186454        3,973,619        8%
         Fidelity VIP - Overseas Portfolio                         121,065             19.137888        2,316,928       43%
         Fidelity VIP-II - Asset Manager Portfolio                  98,987             16.996678        1,682,450       11%
         Fidelity VIP-II - Contrafund Portfolio                    334,798             22.555449        7,551,519       24%
         Fidelity VIP-III -
            Growth Opportunities Portfolio                          67,209             14.291602          960,524        4%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                         25,999              9.146001          237,787       29%
         Nationwide SAT -
            Capital Appreciation Fund                              234,699             21.161942        4,966,687        4%
         Nationwide SAT -
            Government Bond Fund                                   146,891             12.455412        1,829,588       (2)%
         Nationwide SAT - Money Market Fund                        710,620             12.011954        8,535,935        5%
         Nationwide SAT - Small Cap Value Fund                      86,677             10.998838          953,346       28%

                                                                                                                       (Continued)


                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                                                                                                                    ANNUAL
                                                                    UNITS            UNIT VALUE                     RETURN*
                                                                  ---------         -----------                     -------
         Nationwide SAT - Small Company Fund                       210,131           17.966399        3,775,297       44%
         Nationwide SAT - Total Return Fund                        408,867           18.704720        7,647,743        7%
         Neuberger & Berman AMT -
            Growth Portfolio                                       101,415           22.122463        2,243,550       50%
         Neuberger & Berman AMT -
            Guardian Portfolio                                      28,718           10.762335          309,073       15%
         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio                         73,941           11.847132          875,989        1%
         Neuberger & Berman AMT -
            Partners Portfolio                                     229,651           16.853460        3,870,414        7%
         Oppenheimer VAF - Bond Fund                               101,438           12.232154        1,240,805       (2)%
         Oppenheimer VAF -
            Global Securities Fund                                  94,622           23.984739        2,269,484       58%
         Oppenheimer VAF - Growth Fund                              83,414           18.428739        1,537,215       42%
         Oppenheimer VAF -
            Multiple Strategies Fund                                80,822           15.287602        1,235,575       12%
         Strong Opportunity Fund II, Inc.                           85,543           20.690172        1,769,899       35%
         Strong VIF - Strong Discovery Fund II.                     19,763           12.410693          245,273        5%
         Strong VIF -
            Strong International Stock Fund II                      91,170           15.499580        1,413,097       87%
         Van Eck WIT - Worldwide Bond Fund                          16,613           11.191476          185,924       (8)%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                        175,122           11.755719        2,058,685      100%
         Van Eck WIT -
            Worldwide Hard Assets Fund                              38,783            8.258894          320,305       21%
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio                        53,125           14.184757          753,565       (3)%
         Warburg Pincus Trust -
            International Equity Portfolio                         142,042           15.696053        2,229,499       53%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                          14,680           20.065541          294,562       63%
         Warburg Pincus Trust -
            Small Company Growth Portfolio                         154,684           18.668523        2,887,722       69%
                                                                   =======           =========   --------------
                                                                                                 $1,144,615,392
                                                                                                 ==============

* The annual return does not include contract charges satisfied by surrendering units.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220


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